Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks	$ 33,572,000	$ 28,460,000
Investment securities
Available for sale	35,269,000	39,822,000
Federal Home Loan Bank stock, at cost	4,000,000	3,629,000
Loans held for sale		271,000
Loans, net of allowance of $5,602 and $6,041	358,546,000	325,865,000
Property and equipment, net	20,455,000	21,150,000
Other real estate owned, net	3,686,000	5,249,000
Company owned life insurance	12,984,000	12,658,000
Deferred tax asset, net	5,636,000	7,516,000
Other assets	2,685,000	2,764,000
Total assets	476,833,000	447,384,000
Deposits
Noninterest bearing	48,700,000	41,295,000
Interest bearing	282,334,000	274,533,000
Total deposits	331,034,000	315,828,000
Federal funds purchased	3,065,000	3,115,000
Securities sold under agreements to repurchase	737,000	1,703,000
Advances from Federal Home Loan Bank	80,000,000	69,000,000
Junior subordinated debentures	10,310,000	10,310,000
Other liabilities	4,382,000	4,859,000
Total liabilities	429,528,000	404,815,000
Shareholders’ equity
Common stock (no par value; 20,000,000 shares authorized, 7,096,574 and 7,082,062 shares issued in 2014 and 2013, respectively)	54,643,000	54,544,000
Accumulated deficit	(6,200,000)	(9,937,000)
Accumulated other comprehensive loss	(1,138,000)	(2,038,000)
Total shareholders’ equity	47,305,000	42,569,000
Total liabilities and shareholders’ equity	$ 476,833,000	$ 447,384,000